F/m High Yield 100 ETF
Schedule of Investments
November 30, 2025 (Unaudited)

CORPORATE BONDS - 97.9%	Par	Value
Advertising & Marketing - 1.0%
Neptune Bidco US, Inc., 10.38%, 05/15/2031 (a)	$187,000	$189,115

Aerospace & Defense - 2.0%
Bombardier, Inc., 8.75%, 11/15/2030 (a)	175,000	188,899
TransDigm, Inc., 7.13%, 12/01/2031 (a)	183,000	192,122
		381,021

Airlines - 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	188,000	189,983

Auto Parts Manufacturing - 2.0%
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030 (b)	190,000	193,246
ZF North America Capital, Inc., 7.50%, 03/24/2031 (a)	197,000	195,133
		388,379

Automobiles Manufacturing - 1.0%
Nissan Motor Co. Ltd., 8.13%, 07/17/2035 (a)	176,000	186,457

Cable & Satellite - 4.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/2031 (a)	185,000	188,934
CSC Holdings LLC, 11.75%, 01/31/2029 (a)	215,000	149,891
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	190,000	188,859
DISH Network Corp., 11.75%, 11/15/2027 (a)	170,000	177,664
Sirius XM Radio LLC, 5.50%, 07/01/2029 (a)	195,000	196,060
		901,408

Casinos & Gaming - 2.9%
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	185,000	191,661
Melco Resorts Finance Ltd., 7.63%, 04/17/2032 (a)	177,000	183,883
Wynn Macau Ltd., 6.75%, 02/15/2034 (a)	192,000	192,032
		567,576

Chemicals - 2.0%
Celanese US Holdings LLC, 7.20%, 11/15/2033	186,000	194,342
Olympus Water US Holding Corp., 7.25%, 02/15/2033 (a)	193,000	191,696
		386,038

Commercial Finance - 1.0%
FTAI Aviation Investors LLC, 7.88%, 12/01/2030 (a)	176,000	187,261

Communications Equipment - 1.0%
CommScope LLC, 9.50%, 12/15/2031 (a)	183,000	185,573

Construction Materials Manufacturing - 2.0%
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)	185,000	192,312
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	185,000	190,949
		383,261

Consumer Finance - 7.0%
Block, Inc., 6.50%, 05/15/2032	186,000	194,479
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	164,000	181,944
Navient Corp., 11.50%, 03/15/2031	173,000	193,298
OneMain Finance Corp., 7.88%, 03/15/2030	182,000	192,546
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (a)	183,000	195,212
Rocket Cos., Inc., 7.13%, 02/01/2032 (a)	195,000	205,020
Starwood Property Trust, Inc., 7.25%, 04/01/2029 (a)	180,000	191,023
		1,353,522

Consumer Services - 2.0%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	185,000	195,040
Service Corp. International/US, 5.75%, 10/15/2032	185,000	189,160
		384,200

Containers & Packaging - 2.8%
Ball Corp., 6.00%, 06/15/2029	180,000	185,497
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030 (a)	184,000	187,089
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030 (a)	175,000	168,536
		541,122

Electrical Equipment Manufacturing - 2.0%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.75%, 07/15/2031 (a)	185,000	193,786
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	185,000	187,773
		381,559

Entertainment Content - 1.9%
Discovery Communications LLC, 6.35%, 06/01/2040	205,000	183,363
Univision Communications, Inc., 9.38%, 08/01/2032 (a)	177,000	188,539
		371,902

Exploration & Production - 2.9%
Civitas Resources, Inc., 9.63%, 06/15/2033 (a)	177,000	191,181
Hilcorp Energy I LP / Hilcorp Finance Co., 8.38%, 11/01/2033 (a)	177,000	181,645
Permian Resources Operating LLC, 9.88%, 07/15/2031 (a)	173,000	186,473
		559,299

Financial Services - 1.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/2029 (a)	185,000	186,214
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (a)	180,000	189,625
		375,839

Food & Beverage - 1.0%
Post Holdings, Inc., 6.25%, 02/15/2032 (a)	185,000	191,193

Health Care Facilities & Services - 4.9%
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (a)	178,000	192,389
DaVita, Inc., 6.88%, 09/01/2032 (a)(b)	185,000	192,640
IQVIA, Inc., 6.50%, 05/15/2030 (a)	185,000	192,711
LifePoint Health, Inc., 11.00%, 10/15/2030 (a)	168,000	185,339
Tenet Healthcare Corp., 6.75%, 05/15/2031	185,000	192,797
		955,876

Home & Office Products Manufacturing - 0.9%
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	177,000	184,623

Home Improvement - 1.0%
Whirlpool Corp., 6.50%, 06/15/2033	194,000	192,743

Industrial Other - 2.0%
Herc Holdings, Inc., 7.25%, 06/15/2033 (a)(b)	185,000	195,745
United Rentals North America, Inc., 3.88%, 11/15/2027	195,000	192,977
		388,722

Managed Care - 1.0%
Molina Healthcare, Inc., 6.50%, 02/15/2031 (a)	185,000	189,064

Medical Equipment & Devices Manufacturing - 1.0%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	185,000	191,295

Metals & Mining - 2.0%
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034 (a)	188,000	195,310
Novelis Corp., 6.88%, 01/30/2030 (a)	185,000	191,727
		387,037

Oil & Gas Services & Equipment - 1.0%
Transocean International Ltd., 8.75%, 02/15/2030 (a)	183,000	190,781

Pharmaceuticals - 1.9%
Bausch Health Cos., Inc., 11.00%, 09/30/2028 (a)	172,000	181,147
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (a)	207,000	187,144
		368,291

Pipeline - 3.9%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (a)	188,000	194,986
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (a)	185,000	186,937
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	178,000	185,348
Venture Global Plaquemines LNG LLC, 7.75%, 05/01/2035 (a)	166,000	185,030
		752,301

Power Generation - 3.0%
Calpine Corp., 4.50%, 02/15/2028 (a)	195,000	194,687
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	185,000	190,675
Vistra Operations Co. LLC, 7.75%, 10/15/2031 (a)	180,000	191,321
		576,683

Property & Casualty Insurance - 3.0%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (a)	185,000	192,288
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	185,000	192,461
HUB International Ltd., 7.25%, 06/15/2030 (a)	185,000	193,837
		578,586

Publishing & Broadcasting - 2.0%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (a)	177,000	186,564
Gray Media, Inc., 10.50%, 07/15/2029 (a)	178,000	191,870
		378,434

Real Estate - 3.9%
Iron Mountain, Inc., 7.00%, 02/15/2029 (a)	185,000	190,133
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032 (a)	183,000	193,802
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	185,000	191,006
Service Properties Trust, 8.88%, 06/15/2032	187,000	180,116
		755,057

Refining & Marketing - 1.0%
Sunoco LP, 7.25%, 05/01/2032 (a)	183,000	193,257

Restaurants - 2.0%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (a)	185,000	190,450
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027 (a)	195,000	195,301
		385,751

Retail - Consumer Discretionary - 2.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 06/15/2032 (a)	178,000	183,220
Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	185,000	195,390
Rakuten Group, Inc., 11.25%, 02/15/2027 (a)	175,000	187,635
		566,245

Software & Services - 2.8%
Cloud Software Group, Inc., 8.25%, 06/30/2032 (a)	178,000	188,008
CoreWeave, Inc., 9.25%, 06/01/2030 (a)	194,000	179,035
ION Platform Finance US, Inc. / ION Platform Finance SARL, 9.50%, 05/30/2029 (a)	180,000	183,067
		550,110

Supermarkets & Pharmacies - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/2028 (a)	185,000	188,501

Travel & Lodging - 4.0%
Carnival Corp., 6.13%, 02/15/2033 (a)	185,000	190,386
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032 (a)	185,000	191,826
NCL Corp. Ltd., 7.75%, 02/15/2029 (a)	182,000	193,077
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	189,000	188,909
		764,198

Utilities - 2.9%
PG&E Corp., 5.25%, 07/01/2030	195,000	193,197
Talen Energy Supply LLC, 8.63%, 06/01/2030 (a)	175,000	185,710
XPLR Infrastructure Operating Partners LP, 8.63%, 03/15/2033 (a)	180,000	188,443
		567,350

Waste & Environment Services & Equipment - 1.0%
GFL Environmental, Inc., 6.75%, 01/15/2031 (a)	183,000	192,245

Wireless Telecommunications Services - 3.7%
Altice France SA, 8.13%, 02/01/2027	188,000	149,085
EchoStar Corp., 10.75%, 11/30/2029	169,000	186,323
Vmed O2 UK Financing I PLC, 7.75%, 04/15/2032 (a)	177,000	183,750
Vodafone Group PLC, 7.00% (5 yr. Swap Rate USD + 4.87%), 04/04/2079	177,000	186,571
		705,729

Wireline Telecommunications Services - 3.0%
Frontier Florida LLC, 6.86%, 02/01/2028	185,000	192,799
Level 3 Financing, Inc., 7.00%, 03/31/2034 (a)	185,000	189,727
Windstream Services LLC, 7.50%, 10/15/2033 (a)	193,000	196,756
		579,282
TOTAL CORPORATE BONDS (Cost $18,686,472)		18,886,869

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.7%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (c)	530,420	530,420
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $530,420)		530,420

TOTAL INVESTMENTS - 100.6% (Cost $19,216,892)		19,417,289
Liabilities in Excess of Other Assets - (0.6)%		(119,686)
TOTAL NET ASSETS - 100.0%		$19,297,603

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $15,694,330 or 81.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $520,021.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

F/m High Yield 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$18,886,869	$–	$18,886,869
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	530,420
Total Investments	$–	$18,886,869	$–	$19,417,289

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $530,420 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.